Impairment of Goodwill and Other Non-Current Assets - Summary of impairment analysis of previously recognized impairment loss of non-current assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain from reversal of impairment	₽ 1,257	₽ 2,611
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain from reversal of impairment		₽ 2,611
BFP
Disclosure of impairment loss and reversal of impairment loss [line items]
Gain from reversal of impairment	₽ 1,257